Unaudited Interim Condensed Consolidated Statements of Cash Flows - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2023	Jun. 30, 2022
CASH FLOWS FROM OPERATING ACTIVITIES
Net Income	$ 68,596	$ 22,686
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation	13,756	14,772
Amortization of deferred drydock expenditures	1,902	2,156
Share-based compensation	1,585	1,246
Loss on vessel held for sale	0	6,917
Amortization of deferred finance fees	589	803
Unrealized losses/ (gains) on derivatives	31	(900)
Foreign exchange	5	(34)
Loss / (profit) from equity method investments	580	(169)
Deferred drydock payments	(2,711)	(760)
Changes in operating assets and liabilities:
Receivables	16,783	(31,636)
Prepaid expenses and other assets	71	(714)
Advances and deposits	15	1,256
Inventories	1,500	(7,542)
Accounts payable	(267)	(1,893)
Accrued expenses and other liabilities	(2,390)	3,122
Deferred revenue	(1,220)	(614)
Accrued interest	74	177
Net cash provided by operating activities	98,899	8,873
CASH FLOWS FROM INVESTING ACTIVITIES
Proceeds from sale of vessels	0	13,759
Payments for acquisition of vessels and vessel equipment	(3,259)	(43)
Advances for ballast water treatment and scrubber systems	(7,987)	(180)
Payments for other non-current assets	(53)	(46)
Payments for equity investments	(875)	(238)
Net cash (used in)/ provided by investing activities	(12,174)	13,252
CASH FLOWS FROM FINANCING ACTIVITIES
Prepayment of finance lease obligation	0	(9,253)
Proceeds from long-term debt	215	9,811
Repayments of long-term debt	(51,170)	(21,871)
Proceeds from finance leases	0	2,880
Repayments of finance leases	(960)	(28,922)
Payment of common share dividend	(32,700)	0
Issuance of common stock, net	0	16,747
Net cash (used in) financing activities	(86,320)	(32,188)
Payment of preferred share dividend	(1,705)	(1,580)
Net (decrease)/increase in cash and cash equivalents	405	(10,063)
Cash and cash equivalents at the beginning of the year	50,569	55,449
Cash and cash equivalents at the end of the period	50,974	45,386
Cash paid during the year for:
Cash paid during the period for interest in respect of debt	4,694	2,004
Cash paid during the period for interest in respect of finance leases	1,864	6,309
Cash paid during the period for operating lease liabilities	401	339
Cash paid during the period for income taxes	368	37
Non-cash financing activity. Cash paid during the period in respect of drydock accruals	631	294
Non-cash financing activity. Cash paid during the period in respect of ballast water treatment systems accruals	490	72
Non-cash financing activity: Accrued preferred dividends	568	568
Non-cash financing activity: Receivable for net proceeds on issue of common stock	$ 0	$ 984